Financial Instruments (Schedule of Company's Exposure to Linkage and Foreign Currency Risk) (Details) - EUR (€) € in Thousands		Dec. 31, 2018	Dec. 31, 2017	Oct. 18, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Current assets:
Cash and cash equivalents		€ 36,882	€ 23,962		€ 22,486	€ 17,194
Marketable securities	[2]	2,132	2,162
Restricted cash short-term and restricted marketable securities	[3]	4,653	3,265
Asset from concession project		1,292	1,286
Trade and other receivables		12,623	10,645
Financial asset short-term		1,282	1,249
Non-current assets:
Investments in equity accounted investees		27,746	27,655
Advances on account of investments in process		798	8,825
Concession intangible asset		4,882	5,505
Asset from concession project		1,282	1,249
Fixed assets		87,220	78,837
Restricted cash long-term		2,062	3,660
Deferred tax		2,423	1,777
Other assets		1,455	1,535
Current liabilities:
Loans and borrowings		(5,864)	(3,103)
Short-term debentures		(8,758)	(4,644)
Accounts payable		(2,126)	(1,349)
Accrued expenses and other payables		(3,103)	(2,187)
Non-current liabilities:
Finance lease obligations			(3,690)
Long-term loans		(60,228)	(42,091)	€ (21,370)
LT Debentures		(42,585)	(52,987)
Deferred tax		(6,219)	(5,982)
Other long-term liabilities		5,320	4,555
Total exposure in statement of financial position in respect of financial assets and financial liabilities		76,957	77,500		€ 84,371	€ 86,442
Non-Monetary [Member]
Current assets:
Cash and cash equivalents
Marketable securities
Restricted cash short-term and restricted marketable securities
Asset from concession project
Trade and other receivables		1,279	548
Financial asset short-term
Non-current assets:
Investments in equity accounted investees		21,175	17,171
Advances on account of investments in process		798	8,825
Concession intangible asset		4,882	5,505
Asset from concession project
Fixed assets		87,220	78,837
Restricted cash long-term
Deferred tax		2,423	1,777
Other assets		1,055	1,122
Current liabilities:
Loans and borrowings
Short-term debentures
Accounts payable
Accrued expenses and other payables
Non-current liabilities:
Finance lease obligations
Long-term loans
LT Debentures
Deferred tax		(6,219)	(5,982)
Other long-term liabilities
Total exposure in statement of financial position in respect of financial assets and financial liabilities		112,613	107,803
NIS [Member]
Current assets:
Cash and cash equivalents	[4]	287	2,723
Marketable securities	[4]
Restricted cash short-term and restricted marketable securities	[4]	3,338
Asset from concession project	[4]	1,292	1,286
Trade and other receivables	[4]	780	3,359
Financial asset short-term	[4]	1,282	1,249
Non-current assets:
Investments in equity accounted investees	[4]	6,571	10,484
Advances on account of investments in process	[4]
Concession intangible asset	[4]
Asset from concession project	[4]	25,710	27,725
Fixed assets	[4]
Restricted cash long-term	[4]	1,654	1,797
Deferred tax	[4]
Other assets	[4]
Current liabilities:
Loans and borrowings	[4]	(1,622)	(1,455)
Short-term debentures	[4]	(8,758)	(4,644)
Accounts payable	[4]	(24)	7
Accrued expenses and other payables	[4]	(1,116)	(811)
Non-current liabilities:
Finance lease obligations	[4]
Long-term loans	[4]	(18,314)	(20,141)
LT Debentures	[4]	(42,585)	(52,987)
Deferred tax	[4]
Other long-term liabilities	[4]	(19)	(4)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	[4]	(31,524)	(31,412)
Unliked [Member]
Current assets:
Cash and cash equivalents		937	11,742
Marketable securities		2,132	2,162
Restricted cash short-term and restricted marketable securities			3,250
Asset from concession project
Trade and other receivables		531	731
Financial asset short-term
Non-current assets:
Investments in equity accounted investees
Advances on account of investments in process
Concession intangible asset
Asset from concession project
Fixed assets
Restricted cash long-term		267	351
Deferred tax
Other assets
Current liabilities:
Loans and borrowings
Short-term debentures
Accounts payable
Accrued expenses and other payables
Non-current liabilities:
Finance lease obligations
Long-term loans
LT Debentures
Deferred tax
Other long-term liabilities
Total exposure in statement of financial position in respect of financial assets and financial liabilities		3,867	18,236
Euro [Member]
Current assets:
Cash and cash equivalents		35,658	9,497
Marketable securities
Restricted cash short-term and restricted marketable securities		1,315	15
Asset from concession project
Trade and other receivables		10,033	6,007
Financial asset short-term
Non-current assets:
Investments in equity accounted investees
Advances on account of investments in process
Concession intangible asset
Asset from concession project
Fixed assets			1,512
Restricted cash long-term		141
Deferred tax			413
Other assets		400
Current liabilities:
Loans and borrowings		(4,242)	(1,648)
Short-term debentures
Accounts payable		(2,102)	(1,356)
Accrued expenses and other payables		(1,987)	(1,376)
Non-current liabilities:
Finance lease obligations			(3,690)
Long-term loans		(41,914)	(21,950)
LT Debentures
Deferred tax
Other long-term liabilities		(5,301)	(4,551)
Total exposure in statement of financial position in respect of financial assets and financial liabilities		€ (7,999)	€ (17,127)

[1]	Please refer to Note 2C for functional and presentation currency.
[2]	During 2017 and 2018, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 3.389% and a maturity date of December 30, 2018. During 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
[3]	Current accounts and bank deposits securing short term obligations. Bank deposits securing the Company's forward contracts. The annual interest rate as of December 31, 2018 was 0.58%.
[4]	including items linked to CPI